S000044145 [Member] Expense Example - iShares Interest Rate Hedged Long-Term Corporate Bond ETF - iShares Interest Rate Hedged Long-Term Corporate Bond ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	194
Expense Example, with Redemption, 10 Years	$ 468